Finance costs - Summary of Net Finance Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Interest income	€ 67	€ 43	€ 33
Interest expense on external debt	(162)	(153)	(132)
Other finance cost	(19)	(19)	(12)
Total finance costs, net	(114)	(129)	(111)
Interest rate and cross currency swaps
Disclosure of detailed information about financial instruments [line items]
Interest income	50	27	24
Interest expense	€ 31	€ 14	€ 12